Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance			$ 378,369	$ 337,801	$ 335,117
Consolidated net income from continued operations	$ 1,930	[1]	40,236	76,677	34,743
Other comprehensive loss:	708	[1]	14,775	(15,557)	(14,932)
Remeasurements of the Net Defined Benefit Liability	(49)	[1]	(1,016)	160	661
Dividends declared and paid			(31,792)	(18,798)	(17,534)
Share based payment			34	(92)	89
Contribution from non-controlling interest					352
Ending Balance	$ 18,275	[2]	381,131	378,369	337,801
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance			74,509	75,197	72,516
Consolidated net income from continued operations			13,501	10,988	10,834
Other comprehensive loss:			2,608	(3,465)	(2,198)
Exchange differences on translation of foreign operation			2,235	(3,325)	(1,558)
Remeasurements of the Net Defined Benefit Liability			(478)	87	173
Valuation of the effective portion of derivative financial instruments			851	(227)	(813)
Dividends declared and paid			(6,801)	(6,551)	(6,176)
Share based payment			(5)	22	(57)
Other acquisitions and remeasurements			(186)	0	5
Repurchase of non-controlling interests			0	0	(79)
Contribution from non-controlling interest			0	0	352
Disposals of businesses (Envoy and others)			3	(1,682)	0
Ending Balance			$ 83,629	$ 74,509	$ 75,197

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4